Financial Risk Management_The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
12-month expected credit losses
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	₩ 79,088,720	₩ 70,183,658
Deposits and savings	5,210,681	4,478,032
Property and equipment	11,607,675	10,014,552
Real estate	170,171,707	155,769,901
Total	266,078,783	240,446,143
Lifetime expected credit losses
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	85,009,046	74,203,219
Deposits and savings	5,427,473	4,604,287
Property and equipment	12,536,622	10,652,071
Real estate	184,844,858	167,027,311
Total	287,817,999	256,486,888
Non-impaired
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	5,732,814	3,839,736
Deposits and savings	149,745	118,221
Property and equipment	808,476	582,109
Real estate	12,836,286	10,839,595
Total	19,527,321	15,379,661
Impaired
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	187,512	179,825
Deposits and savings	67,047	8,034
Property and equipment	120,471	55,410
Real estate	1,836,865	417,815
Total	₩ 2,211,895	₩ 661,084